Provisions for Discounts, Rebates and Sales Returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions related to net sales	€ 4,815	€ 4,746	€ 5,113	€ 4,623
US [member]
Disclosure of other provisions [line items]
Provisions related to net sales	€ 3,509	€ 3,487	€ 3,818